ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The cumulative effect of the adjustments made to our condensed consolidated statement of financial position at January 1, 2018 from the adoption of ASC 606 Revenue from Contracts with Customers was as follows:

Condensed Consolidated Statement of Financial Position

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	38,254	(20,303)	17,951
Other current assets	13	3,071	3,084
Liabilities
Accrued expenses	38,809	(601)	38,208
Equity
Accumulated deficit	(272,503)	(16,631)	(289,134)

The impact of the adoption of ASC 606 Revenues from Contracts with Customers on our condensed consolidated statement of financial position, condensed consolidated income statement and condensed consolidated statement of cash flow for the six month period ending June 30, 2018 were as follows:

Condensed Consolidated Statement of Financial Position

	Balance at June 30, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	39,355	(18,721)	58,076
Other current assets	4,730	4,428	302
Liabilities
Accrued expenses	31,567	(562)	32,129
Equity
Accumulated deficit	(322,739)	(13,731)	(309,008)

Condensed Consolidated Income Statement

	For the period ended June 30, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Voyage charter revenues	308,710	1,582	307,128
Voyage expenses and commissions	(183,500)	1,318	(184,818)
Net (loss) income	(36,225)	2,900	(39,125)

Basic and diluted loss per share attributable to the Company	(0.21)	0.02	(0.23)

Condensed Consolidated Statement of Cash Flows

	For the period ended June 30, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Net (loss)	(36,225)	2,900	(39,125)
Change in operating assets and liabilities	(2,438)	(2,900)	462
Net cash provided by operating activities	13,245	—	13,245